Income taxes (Narrative) (Details) - USD ($)				12 Months Ended
	Jan. 30, 2018	Jan. 02, 2018	Jan. 02, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards				$ 109,787
Corporate tax rate		23.00%	24.00%	23.00%	23.00%	23.00%		25.00%
Federal Statutory Income Tax Rate			7.50%				9.00%
Federal Statutory Income Tax Rate, Preferred Enterprises Located in Other Than Development Area, Percent			16.00%
Federal Statutory Income Tax Rate, Preferred Technological Enterprise Income, Percent			12.00%
Income tax rate for US federal corporate tax according to the Tax Cuts and Jobs Act						21.00%	35.00%
Percentage of net operating loss deduction to taxable income	80.00%
US
Tax exempted period				2 years
US | Income tax according to statutory tax rules outside of Israel
Operating Loss Carryforwards				$ 15,215
Israel
Corporate tax rate					23.00%	23.00%
Minimum | US
Open tax year				2017
Minimum | Israel
Open tax year				2015
Minimum | Foreign ownership
Reduced corporate tax rate company will be liable in years three to eight, based on the percentage of foreign ownership				10.00%
Maximum
Tax benefit period, commencement				12 years
Maximum | US
Open tax year				2020
Maximum | Israel
Open tax year				2020
Maximum | Foreign ownership
Reduced corporate tax rate company will be liable in years three to eight, based on the percentage of foreign ownership				25.00%